UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07075

T. Rowe Price Communications & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMTX Communications &
Technology Fund –
.
TTMIX Communications &
Technology Fund–
.
I Class
T. ROWE PRICE Communications & Technology Fund
HIGHLIGHTS
The Communications & Technology Fund underperformed its peer group as represented by the Lipper Telecommunication Funds Average.
Digital advertising and e-commerce weighed on portfolio performance due to a combination of challenging prior-year comparisons, Apple user privacy changes, post-pandemic normalization in retail purchasing habits, and insufficient cost-cutting measures. The fund benefited from the payment networks seeing increased cross-border volume and healthy consumer spending trends. Our sports league holdings capitalized on robust demand for broadcast rights across large-cap technology and traditional media.
We have increased the fund’s allocation to vertical market software characterized by durable pricing power, strong customer retention, and accretive merger and acquisition (M&A) optionality. We have also increased our exposure to mobile network operators exiting the peak of their 5G capex investment cycles with attractive cash flow yields and capital return policies.
We remain committed to investing in durable growth companies with the potential to compound value over the long term while striving to maintain position sizes that balance high conviction with responsible concentration.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.
T. ROWE PRICE Communications & Technology Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The
T. ROWE PRICE Communications & Technology Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Communications & Technology Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Communications
& Technology Fund
returned -40.58% in the
12-month period ended
December 31, 2022. The
fund underperformed the
Lipper Telecommunication
Funds Average. (Returns
for the fund’s I Class shares
varied due to its different fee
structure. Past performance
cannot guarantee future results .)
What factors influenced the fund’s performance?
Our digital advertising exposure in Meta and Google faced significant headwinds in 2022 due to a combination of Apple privacy changes, macro weakness, and TikTok competitive pressure. Both the formation rates and forward outlooks for small to medium-sized businesses weakened throughout the year, undercutting a key source of incremental search and social performance marketing demand. Apple’s decision to remove vital targeting and attribution signals from iOS devices coupled with intensifying regulatory pressure around data privacy further destabilized the digital advertising industry. Meta and Google are now working to rebuild portions of their advertising technology stacks to function more effectively with limited user data by leveraging their world-class artificial intelligence (AI) and machine learning capabilities. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
T-Mobile was a top performer for the fund in 2022 as the mobile carrier extended its lead in 5G network deployment over rivals AT&T and Verizon.
T-Mobile’s integration of Sprint progressed ahead of plan with the legacy network fully decommissioned and merger synergy targets upsized in the back half of 2022. We believe that T-Mobile’s postpaid subscriber growth momentum should persist into 2023 as consumers gravitate to the carrier’s best-in-class 5G offering and churn moderates further from the post-Sprint integration peak.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Communications &
Technology Fund –
.
-9.06% -40.58%
Communications &
Technology Fund–
.
I  Class -9.01 -40.53
Lipper Telecommunication
Funds Average -7.35 -30.04
T. ROWE PRICE Communications & Technology Fund

We expect T-Mobile to pair subscriber share gains with shareholder-friendly capital allocation as the company prepares to repurchase $60 billion of stock by 2025, representing over three-fourths of the public float not controlled by
Deutsche Telecom.
E-commerce demand faltered as retail purchasing habits normalized from pandemic-related distortions, weighing on our Amazon.com position last year. Over the course of the pandemic, Amazon roughly doubled the size of its fulfillment network—a massive undertaking considering that the company’s pre-pandemic logistics footprint took shape over 25 years. While
Prime households benefited from Amazon’s accelerated investment vis-à-vis shorter delivery windows, industry-wide, e-commerce volumes still fell short of expectations in 2022, leaving Amazon with a temporarily overbuilt logistics network. The combined headwinds from underutilized fulfillment capacity, lingering supply chain dysfunction, and diesel fuel price volatility pressured
Amazon’s retail segment margins.
Formula One Group delivered strong results in 2022 as the auto racing league completed its much-anticipated domestic TV rights renewal with Disney/
ESPN at a 15-fold increase to the prior deal value, reflecting a combination of healthy viewership trends and auction demand. We are now seeing more large-cap technology companies compete aggressively for exclusive sports rights alongside traditional linear TV players, e.g., Google paying $2 billion per year to stream NFL Sunday Ticket on YouTube or Amazon securing Thursday
Night Football rights for $1 billion per year. With an expanding race calendar, robust sponsorship interest, rising team values, and growing global attendance,
Formula One remains a uniquely attractive asset in the live entertainment and media rights space.
High multiple software stocks derated sharply in the rising rate environment of 2022, leading to drawdowns in positions like Atlassian and ServiceNow.
Concerns around information technology (IT) budget cuts picked up into year-
end as enterprises focused on optimizing cloud bills that had escalated over the course of the pandemic. In contrast, Constellation Software proved more defensive as a consolidator of niche vertical market software (VMS) businesses characterized by stable pricing power, minimal client churn, and durably elevated free cash flow margins. Constellation Software completed a record year of VMS acquisitions in 2022, pulling forward its M&A pipeline to capitalize on lower software valuations.
Visa and Mastercard outperformed in 2022 as the card networks benefited from ongoing cash-to-electronic-payment conversion tailwinds, rapid cross-border volume recovery, and remarkably durable consumer spending trends in the face of negative macro and geopolitical headlines. Equally important, the likelihood
T. ROWE PRICE Communications & Technology Fund

of payment rails disruption scenarios receded considerably over the past year as attempts to disintermediate Visa and Mastercard—from buy-now-pay-later financing schemes to crypto-adjacent start-ups—were confronted with rising investor skepticism and a starkly unfavorable funding environment.
How is the fund positioned?
The portfolio reflects our focus on digital disruptors and the telecommunications infrastructure that enables digital disruption—the first category includes higher-growth e-commerce marketplaces, digital advertising platforms, and direct-to-consumer streaming services, while the second category includes steadier compounders in wireless networks, cell towers, and broadband providers. We aim to invest behind durable secular trends in the technology, media, and telecommunications space, balancing high conviction with responsible concentration when sizing positions in the portfolio.
For much of 2022, consumer internet and technology companies hesitated on cost discipline despite well-telegraphed cyclical headwinds in an unaccommodating rate environment, resulting in steeply negative earnings revisions across the sector. That posture shifted toward the close of the year, however, with headcount cuts in the 10,000 to 20,000 range announced by
Amazon, Meta, Salesforce, and Google. While it will take time for these companies to fully realize the profit and loss benefits from long-overdue cost-
cutting measures, we are now seeing management teams set the foundation for accelerating cash flow growth on the other side of the cycle with a return to leaner project teams and more circumspect hiring processes.
Netflix stands out in terms
of its proactive response to
post-pandemic operating
challenges in 2022. Faced
with stalled subscriber
growth and intensifying
streaming competition,
Netflix pivoted on multiple
fronts by launching an
advertising-supported tier,
announcing a password-
sharing crackdown, and
capping original content
spend. Compared with traditional media peers that are scrambling to build
INDUSTRY DIVERSIFICATION
T. ROWE PRICE Communications & Technology Fund

viable streaming businesses while balancing declining pay TV cash flows and overleveraged balance sheets, Netflix is once again making a strong case to own the industry-leading pure-play streamer. We increased our stake in the company in the back half of the year.
We also sized up our investment in mobile network operator Verizon following material underperformance relative to U.S. telecom peers T-Mobile and
AT&T. With capital expenditure set to moderate after peak 5G spectrum deployment in 2022, Verizon is now trading at trough free cash flow multiples last witnessed during the 2008–2009 great financial crisis over a decade ago.
The combination of moderating subscriber losses, an accommodating pricing environment, and a 7% dividend yield present a favorable setup for Verizon heading into 2023.
We expanded our holdings in vertical market software with a new position in Roper Technologies. After divesting most of its cyclical industrial assets over the past three years, Roper has emerged with a portfolio of mission-
critical software applications targeted at insurance, health care, government contracting, public education, and utilities verticals. Roper is entering a target-
rich environment for software M&A with significant cash to deploy against the growing inventory of private-equity-owned software-as-a-service businesses lining up for fund exits. Through a combination of steady organic growth, margin expansion, and accretive acquisitions, we expect Roper to compound free cash flow per share at a mid-teens-plus percentage rate through the cycle.
We started a position in News Corp as an undervalued sum-of-the-parts thesis on REA (a leading Australian real estate listings platform), Dow Jones (owner of The Wall Street Journal ), Harper Collins (second-largest consumer books publisher), and Move Inc. (owner of Realtor.com). The Wall Street Journal is one of the few globally scaled winners in digital subscription news with over
80% of its 5 million subscribers on digital-only tiers. After backing out the publicly-traded REA stake and privately held Harper Collins and Move Inc.
assets, we believe News Corp investors are buying into Dow Jones at a deep discount to fair value.
T. ROWE PRICE Communications & Technology Fund

What is portfolio management’s outlook?
U.S. recession odds remain elevated heading into 2023 as the housing market weakens, consumers spend down pandemic-era savings, and the Fed stays committed to further rate hikes. Although components of the consumer price index have pulled back from peak, the economy remains on tenuous footing after a series of overlapping exogenous shocks, e.g., a global pandemic, unprecedented monetary stimulus, disrupted supply chains, historically tight labor markets, commodity price volatility, and the still-unfolding
Russian-Ukraine conflict. As evidenced by the recent wave of AI advances with large language models and chatbot interfaces, however, breakthrough innovations are not confined to favorable macro backdrops. Accordingly, we continue to prioritize deeply moated, well-capitalized industry leaders that can weather current economic uncertainties while still investing responsibly behind long-term growth opportunities.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
T. ROWE PRICE Communications & Technology Fund

RISKS OF INVESTING IN THE COMMUNICATIONS & TECHNOLOGY
FUND
Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Since the fund focuses its investments in the communications and technology industries, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. Communications and technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing communications and technology industries. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of communications and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. The communications and technology industries are highly susceptible to short product cycles; falling prices and profits; innovation and competition from new market entrants; a heavy reliance on patent protection;
failure to obtain, or delays in obtaining, financing or regulatory approval;
product compatibility; and unexpected changes in consumer preferences.
For a more thorough discussion of risks, please see the Communications &
Technology Fund’s prospectus.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
T. ROWE PRICE Communications & Technology Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
T-Mobile U.S. 7.7%
Microsoft 6.0
Alphabet 6.0
Verizon Communications 4.7
Visa 4.1
Apple 3.9
SBA Communications 3.5
Amazon.com 3.4
American Tower 3.4
Netflix 3.3
Equinix 3.0
Booking Holdings 2.9
AT&T 2.7
NVIDIA 2.6
Liberty Media-Liberty Formula One 2.6
ServiceNow 2.5
Walt Disney 2.4
Mastercard 2.3
Intuit 1.5
Paycom Software 1.5
Roper Technologies 1.5
Crown Castle 1.4
Live Nation Entertainment 1.4
Meta Platforms 1.4
Constellation Software 1.4
Total 77.1%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
T. ROWE PRICE Communications & Technology Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
COMMUNICATIONS & TECHNOLOGY FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
T. ROWE PRICE Communications & Technology Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Communications &
Technology Fund –
.
-40.58% 5.66% 11.95% – –
Communications &
Technology Fund–
.
I  Class -40.53 5.77 – 10.42% 3/23/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
T. ROWE PRICE Communications & Technology Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Communications & Technology Fund 0.75%
Communications & Technology Fund–I Class 0.64
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
T. ROWE PRICE Communications & Technology Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
COMMUNICATIONS & TECHNOLOGY FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $909.40 $3.71
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.92
I Class
Actual   1,000.00   909.90   3.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.77%, and
the
2
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 182.60 $ 180.49 $ 123.76 $ 93.56 $ 96.47
Investment activities
Net investment income (loss)
(1)(2)
(0.37) (0.97) (0.58) (0.20) 0.19
Net realized and unrealized gain/
loss (73.49) 18.33 66.86 31.92 (1.90)
Total from investment activities (73.86) 17.36 66.28 31.72 (1.71)
Distributions
Net investment income — — — — (0.18)
Net realized gain (16.20) (15.25) (9.55) (1.52) (1.02)
Total distributions (16.20) (15.25) (9.55) (1.52) (1.20)
NET ASSET VALUE
End of period $ 92.54 $ 182.60 $ 180.49 $ 123.76 $ 93.56
Ratios/Supplemental Data
Total return
(2)(3)
(40.58)% 9.68% 53.66% 33.95% (1.83)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.82% 0.75% 0.75% 0.76% 0.78%
Net expenses after waivers/
payments by Price Associates 0.77% 0.75% 0.75% 0.76% 0.78%
Net investment income (loss) (0.27)% (0.50)% (0.38)% (0.18)% 0.18%
Portfolio turnover rate 30.8% 16.9% 19.1% 6.4% 6.9%
Net assets, end of period (in
millions) $3,637 $10,436 $10,140 $6,036 $4,483
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Communications & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 183.05 $ 181.06 $ 124.00 $ 93.63 $ 96.54
Investment activities
Net investment income (loss)
(1)(2)
(0.22) (0.77) (0.42) (0.07) 0.27
Net realized and unrealized gain/
loss (73.72) 18.38 67.03 31.96 (1.86)
Total from investment activities (73.94) 17.61 66.61 31.89 (1.59)
Distributions
Net investment income — — — — (0.30)
Net realized gain (16.20) (15.62) (9.55) (1.52) (1.02)
Total distributions (16.20) (15.62) (9.55) (1.52) (1.32)
NET ASSET VALUE
End of period $ 92.91 $ 183.05 $ 181.06 $ 124.00 $ 93.63
Ratios/Supplemental Data
Total return
(2)(3)
(40.53)% 9.79% 53.82% 34.10% (1.71)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.68% 0.64% 0.65% 0.65% 0.66%
Net expenses after waivers/
payments by Price Associates 0.68% 0.64% 0.65% 0.65% 0.66%
Net investment income (loss) (0.17)% (0.39)% (0.27)% (0.06)% 0.26%
Portfolio turnover rate 30.8% 16.9% 19.1% 6.4% 6.9%
Net assets, end of period (in
thousands) $2,253,030 $1,112,169 $783,846 $435,334 $262,242
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Communications & Technology Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.5%
FINANCIAL SERVICES 8.0%
Other Financial Services 0.6%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333  (1)(2)(3) 17,666,351 35,863
35,863
Payments 7.4%
Adyen (EUR)  (2) 40,272 55,908
Mastercard, Class A  387,100 134,606
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901  (1)(2)(3) 196,898 3,645
Visa, Class A  (4) 1,155,600 240,087
434,246
Total Financial Services 470,109
HARDWARE 4.0%
Consumer Electronics 4.0%
Apple  1,788,300 232,354
Total Hardware 232,354
INDUSTRIALS 1.5%
Automobile Manufacturers 0.0%
Rivian Automotive, Class A  (2) 93,651 1,726
1,726
Other Industrials 1.5%
Roper Technologies  204,200 88,233
88,233
Total Industrials 89,959
INTERNET 16.9%
China Internet Media/Advertising 1.0%
Tencent Holdings (HKD)  1,417,600 60,107
60,107
Rest of World Internet Retail 0.3%
Coupang (2) 1,156,600 17,013
17,013
U.S. Internet Media/Advertising 8.5%
Alphabet, Class C  (2) 3,973,860 352,601
Meta Platforms, Class A  (2) 687,700 82,758
Snap, Class A  (2) 911,891 8,161
Trade Desk, Class A  (2) 1,277,000 57,248
500,768
T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Retail 3.4%
Amazon.com (2) 2,387,200 200,525
200,525
U.S. Internet Services 3.7%
Airbnb, Class A  (2) 139,492 11,926
Booking Holdings  (2) 84,472 170,235
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325  (1)(2)
(3) 23,072 12,731
DoorDash, Class A  (2) 334,423 16,326
Houzz, Acquisition Date: 6/3/14, Cost $1,400  (1)(2)(3) 186,860 15
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000  (1)(2)(3) 86,339 4,186
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $209  (1)
(2)(3) 4,511 219
215,638
Total Internet 994,051
IT SERVICES 3.9%
Data Centers 3.0%
Equinix, REIT  265,956 174,209
174,209
IT Services 0.9%
VeriSign (2) 258,200 53,045
53,045
Total IT Services 227,254
MEDIA & ENTERTAINMENT 14.8%
Advertising Agencies 0.9%
Interpublic Group  946,600 31,531
Omnicom Group  287,500 23,452
54,983
Direct-to-Consumer Subscription Services 4.2%
Netflix (2) 656,480 193,583
Spotify Technology  (2) 656,200 51,807
245,390
Diversified Media 4.3%
Endeavor Group Holdings, Class A  (2) 2,682,400 60,461
Universal Music Group (EUR)  1,517,972 36,709
Walt Disney  (2) 1,631,910 141,780
Warner Music Group, Class A  440,606 15,430
254,380
Live Entertainment 4.0%
Liberty Media-Liberty Formula One, Class C  (2) 2,522,400 150,789
T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Live Nation Entertainment  (2) 1,199,007 83,619
234,408
Outdoor Advertising 0.4%
Lamar Advertising, Class A, REIT  276,700 26,120
26,120
Publishing 0.6%
News, Class A  1,903,900 34,651
34,651
Video Gaming 0.4%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $26,619  (1)(2)(3) 37,263 25,631
25,631
Total Media & Entertainment 875,563
SEMICONDUCTORS 3.5%
Processors 3.5%
NVIDIA  1,051,100 153,607
QUALCOMM  486,400 53,475
Total Semiconductors 207,082
SOFTWARE 18.4%
Back-Office Applications Software 4.4%
Bill.com Holdings  (2) 198,626 21,642
Ceridian HCM Holding  (2) 912,357 58,528
Intuit  232,900 90,649
Paycom Software  (2) 284,545 88,297
259,116
Collaboration and Productivity Software 2.5%
ServiceNow (2) 382,692 148,588
148,588
Front-Office Applications Software 1.1%
Salesforce (2) 504,600 66,905
66,905
Industry-Specific Software 2.7%
Constellation Software (CAD)  51,616 80,586
Shopify, Class A  (2) 492,370 17,090
Toast, Class A  (2) 621,800 11,211
Tyler Technologies  (2) 152,401 49,136
158,023
Infrastructure and Developer Tool Software 6.4%
HashiCorp, Class A  (2)(4) 29,242 799
Microsoft  1,476,500 354,094
MongoDB  (2) 63,528 12,505
T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Snowflake, Class A  (2) 68,545 9,839
377,237
Security Software 1.3%
Atlassian, Class A  (2) 586,899 75,522
Socure, Acquisition Date: 12/22/21, Cost $2,073  (1)(2)(3) 129,020 965
76,487
Total Software 1,086,356
TELECOM SERVICES 25.5%
Towers 8.3%
American Tower, REIT  937,200 198,555
Crown Castle, REIT  627,328 85,091
SBA Communications, REIT  731,600 205,075
488,721
U.S. Cable/Satellite 2.1%
Charter Communications, Class A  (2) 166,709 56,531
Comcast, Class A  1,832,828 64,094
120,625
U.S. Wireless 15.1%
AT&T  8,602,400 158,370
T-Mobile U.S.  (2) 3,254,819 455,675
Verizon Communications  7,018,472 276,528
890,573
Total Telecom Services 1,499,919
Total Common Stocks (Cost $3,835,838) 5,682,647
CONVERTIBLE PREFERRED STOCKS 2.1%
INDUSTRIALS 0.1%
Transportation Technology Services 0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915  (1)(2)
(3) 127,117 5,997
Total Industrials 5,997
INTERNET 1.1%
China Internet Media/Advertising 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186  (1)
(2)(3) 226,945 37,979
37,979
U.S. Internet Services 0.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560  (1)(2)(3) 1,502 829
T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368  (1)(2)(3) 216 119
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39  (1)(2)(3) 23 13
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3  (1)(2)(3) 2 1
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501  (1)(2)(3) 616,504 12,573
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $2,818  (1)(2)(3) 138,152 2,818
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200  (1)(2)(3) 560,560 347
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,509  (1)(2)(3) 176,934 8,578
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $4,108  (1)(2)(3) 32,863 1,593
26,871
Total Internet 64,850
SOFTWARE 0.9%
Collaboration and Productivity Software 0.3%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $30,420  (1)
(2)(3) 162,425 17,089
17,089
Front-Office Applications Software 0.2%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712  (1)(2)(3) 906,055 9,378
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727  (1)(2)(3) 82,725 856
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880  (1)(2)(3) 61,023 632
10,866
Infrastructure and Developer Tool Software 0.3%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350  (1)(2)
(3) 90,486 5,429
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290  (1)
(2)(3) 221,679 13,301
18,730
Security Software 0.1%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520  (1)(2)
(3) 156,804 1,173
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068  (1)
(2)(3) 128,696 963
Socure, Series B, Acquisition Date: 12/22/21, Cost $37  (1)(2)(3) 2,328 17
T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793  (1)(2)(3) 298,293 2,231
4,384
Total Software 51,069
Total Convertible Preferred Stocks (Cost $121,005) 121,916
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund, 4.27%  (5)(6) 111,591,296 111,591
Total Short-Term Investments (Cost $111,591) 111,591
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.30%  (5)(6) 7,398,050 7,398
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,398
Total Securities Lending Collateral (Cost $7,398) 7,398
Total Investments in Securities
100.6% of Net Assets
(Cost $4,075,832) $ 5,923,552
T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$205,171 and represents 3.5% of net assets.
(4) See Note 3. All or a portion of this security is on loan at December 31, 2022.
(5) Seven-day yield
(6) Affiliated Companies
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.27% — — 2,193
Totals $ —# $ — $ 2,193+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 168  ¤   ¤ $ 7,398
T. Rowe Price Treasury Reserve
Fund, 4.27% 1,911   ¤   ¤ 111,591
Total $ 118,989^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $2,193 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $118,989.
T. ROWE PRICE Communications & Technology Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,075,832) $ 5,923,552
Receivable for investment securities sold 20,694
Receivable for shares sold 2,870
Dividends receivable 1,480
Foreign currency (cost $249) 252
Other assets 168
Total assets 5,949,016
Liabilities
Payable for shares redeemed 32,309
Payable for investment securities purchased 14,794
Obligation to return securities lending collateral 7,398
Investment management fees payable 3,331
Due to affiliates 291
Payable to directors 4
Other liabilities 813
Total liabilities 58,940
NET ASSETS $ 5,890,076
T. ROWE PRICE Communications & Technology Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,865,623
Paid-in capital applicable to 63,552,526 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 4,024,453
NET ASSETS $ 5,890,076
NET ASSET VALUE PER SHARE
Investor Class
($3,637,046,234 / 39,302,408 shares outstanding) $ 92.54
I Class
($2,253,029,438 / 24,250,118 shares outstanding) $ 92.91
T. ROWE PRICE Communications & Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend $ 35,784
Other, non cash 3,014
Securities lending 273
Total income 39,071
Expenses
Investment management 49,678
Shareholder servicing
Investor Class $ 9,132
I Class 805 9,937
Prospectus and shareholder reports
Investor Class 250
I Class 19 269
Custody and accounting 421
Registration 173
Legal and audit 96
Directors 21
Miscellaneous 102
Waived / paid by Price Associates (2,805)
Total expenses 57,892
Net investment loss (18,821)
T. ROWE PRICE Communications & Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 621,531
Foreign currency transactions (17)
Net realized gain 621,514
Change in net unrealized gain / loss
Securities (5,100,456)
Other assets and liabilities denominated in foreign currencies 3
Change in net unrealized gain / loss (5,100,453)
Net realized and unrealized gain / loss (4,478,939)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (4,497,760)
T. ROWE PRICE Communications & Technology Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (18,821) $ (57,078)
Net realized gain 621,514 1,125,927
Change in net unrealized gain / loss (5,100,453) (26,196)
Increase (decrease) in net assets from operations (4,497,760) 1,042,653
Distributions to shareholders
Net earnings
Investor Class (556,583) (814,235)
I Class (346,365) (87,534)
Decrease in net assets from distributions (902,948) (901,769)
Capital share transactions
*
Shares sold
Investor Class 563,718 1,377,830
I Class 2,605,885 412,152
Distributions reinvested
Investor Class 535,270 776,090
I Class 322,435 81,300
Shares redeemed
Investor Class (3,877,148) (2,009,369)
I Class (407,703) (154,892)
Increase (decrease) in net assets from capital share
transactions (257,543) 483,111
T. ROWE PRICE Communications & Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (5,658,251) 623,995
Beginning of period 11,548,327 10,924,332
End of period $ 5,890,076 $ 11,548,327
*Share information (000s)
Shares sold
Investor Class 4,188 7,112
I Class 18,094 2,105
Distributions reinvested
Investor Class 5,696 4,283
I Class 3,419 448
Shares redeemed
Investor Class (27,735) (10,424)
I Class (3,339) (806)
Increase in shares outstanding 323 2,718
T. ROWE PRICE Communications & Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-
end management investment company. The fund seeks to provide long-term capital growth. The fund has two classes of shares: the Communications & Technology Fund
(Investor Class) and the Communications & Technology Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was
$1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net
Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a
T. ROWE PRICE Communications & Technology Fund

return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.
T. ROWE PRICE Communications & Technology Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant
T. ROWE PRICE Communications & Technology Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary
T. ROWE PRICE Communications & Technology Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $(119,128,000) for the year ended December 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,366,082 $ 233,310 $ 83,255 $ 5,682,647
Convertible Preferred Stocks — — 121,916 121,916
Short-Term Investments 111,591 — — 111,591
Securities Lending Collateral 7,398 — — 7,398
Total $ 5,485,071 $ 233,310 $ 205,171 $ 5,923,552
T. ROWE PRICE Communications & Technology Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 166,057 $ (82,590) $ — $ (212) $ 83,255
Convertible Preferred Stocks 156,498 (34,881) 2,818 (2,519) 121,916
Total $ 322,555 $ (117,471) $ 2,818 $ (2,731) $ 205,171
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$83,255 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise value
to sales multiple
1.1x – 14.3x 4.7x Increase
Sales growth
rate
17% – 33% 21% Increase
Enterprise value
to gross profit
multiple
1.5x – 18.4x 12.4x Increase
Gross profit
growth rate
20% - 27% 24% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x – 0.4x 0.3x Increase
T. ROWE PRICE Communications & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross
merchandise
value growth rate
18% - 19% 18% Increase
Price-to-earnings
multiple
7.4x – 17.5x 12.5x Increase
Dividend yield 4.98% 4.98% Increase
Probability
for potential
outcome
25% - 40% 33% Increase
Discount for lack
of marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$121,916 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise value
to sales multiple
1.1x – 14.3x 9.0x Increase
Sales growth
rate
25% - 100% 51% Increase
Enterprise value
to gross profit
multiple
1.5x – 18.4x 11.3x Increase
Gross profit
growth rate
23% - 59% 47% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x – 0.4x 0.3x Increase
Gross
merchandise
value growth rate
18% - 19% 18% Increase
Projected
enterprise value
to sales multiple
2.2x – 15.3x 6.5x Increase
T. ROWE PRICE Communications & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability
for potential
outcome
25% - 40% 33% Increase
Discount rate for
cost of capital
25% 25% Decrease
Discount for lack
of marketability
10% 10% Decrease
T. ROWE PRICE Communications & Technology Fund

fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$7,246,000; the value of cash collateral and related investments was $7,398,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $2,413,101,000 and $3,670,738,000, respectively, for the year ended
December 31, 2022.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
T. ROWE PRICE Communications & Technology Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 711 $ 71,084
Long-term capital gain 902,237 830,685
Total distributions $ 902,948 $ 901,769
($000s)
Cost of investments $ 4,097,746
Unrealized appreciation $ 2,221,463
Unrealized depreciation (395,655)
Net unrealized appreciation (depreciation) $ 1,825,808
($000s)
Undistributed long-term capital gain $ 39,899
Net unrealized appreciation (depreciation) 1,825,808
Loss carryforwards and deferrals (84)
Total distributable earnings (loss) $ 1,865,623
T. ROWE PRICE Communications & Technology Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense
T. ROWE PRICE Communications & Technology Fund

limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $4,661,000 for T. Rowe Price Services, Inc.; and $634,000 for T. Rowe Price
Investor Class I Class
Expense limitation/I Class Limit 0.77% 0.05%
Expense limitation date 04/30/23 04/30/23
(Waived)/repaid during the period ($000s) $(2,804) $(1)
T. ROWE PRICE Communications & Technology Fund

Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $55,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
T. ROWE PRICE Communications & Technology Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Communications & Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Communications &
Technology Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Communications & Technology Fund, Inc.
(the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31,
2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE Communications & Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE Communications & Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$711,000 from short-term capital gains
$936,602,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
T. ROWE PRICE Communications & Technology Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
T. ROWE PRICE Communications & Technology Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)
T. ROWE PRICE Communications & Technology Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
T. ROWE PRICE Communications & Technology Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE Communications & Technology Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Communications &
Technology Fund Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Gregory Dunham, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joseph B. Fath, CPA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)
T. ROWE PRICE Communications & Technology Fund

Name (Year of Birth)
Position Held With Communications &
Technology Fund Principal Occupation(s)
Chris Graff (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Partner-Investment Team,
Sequoia Capital Global Equities (to 2020)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Sam Johnson (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Daniel Shear (1992)
Vice President
Employee, T. Rowe Price; formerly, student, The
University of Chicago Booth School of Business
(to 2020); summer intern, T. Rowe Price (2019);
Strategic Finance Analyst, Uber Technologies, Inc.
(to 2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
T. ROWE PRICE Communications & Technology Fund

Name (Year of Birth)
Position Held With Communications &
Technology Fund Principal Occupation(s)
James Stillwagon (1982)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan Tu (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)
T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
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Brokerage
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help minimize taxes,
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T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582106
F121-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Communications & Technology Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023